TAXES ON INCOME (Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 90
Foreign	542	(11)	84
Current Income Tax Expense (Benefit), Total	$ 632	$ (11)	$ 84